Share-Based Payments - Additional information (Details) € / shares in Units, € in Thousands			1 Months Ended			6 Months Ended			12 Months Ended
	Nov. 22, 2022 shares $ / shares € / shares	Jul. 08, 2021 shares	Dec. 31, 2022 EUR (€) shares € / shares	Nov. 30, 2022	Jul. 31, 2021 EUR (€) shares	Jun. 30, 2023 EUR (€) shares € / shares	Jun. 30, 2023 EUR (€) shares € / shares $ / shares	Jun. 30, 2022 EUR (€) € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares $ / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Granted during the year						4,558,729			6,961,501		4,185,360
Number of options outstanding			11,146,861			13,966,164	13,966,164		11,146,861	11,146,861	4,185,360
Outstanding options, exercisable			2,837,865			4,189,605	4,189,605		2,837,865	2,837,865		0
Exercise price, granted | (per share)	$ 10						$ 11.01			$ 10	€ 1.16
Exchange ratio								2.13			2.13	2.13
Weighted average remaining contractual life						9 years			9 years 4 months 24 days		9 years 6 months
Vesting period		4 years
Expected dividend rate						0.00%			0.00%		0.00%
Share based payment liabilities | €			€ 1,935			€ 2,951	$ 2,951		€ 1,935	$ 1,935	€ 458
Payments for share issue costs | €					€ 708,571				€ 2,534
Par value per share | € / shares	$ 0.01		€ 0.12					€ 0.12	€ 0.12	$ 0.12	€ 0.01	€ 0.01	€ 0.01
Liability for unvested Ordinary Shares | €			€ 280			€ 192	$ 192		€ 280	$ 280	€ 458
Business Combination Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding											1,964,286
Exercise price | € / shares			€ 1.16392						€ 1.16392	$ 1.16392	€ 2.48
Exchange ratio	2.13
Business Combination Agreement | Participating Optionholders
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Earnout shares			160,778			160,404	160,404		160,778	160,778
Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Discount for lack of marketability percentage									15.00%
Number of options, Granted during the year											1,964,286
Exercise price | € / shares											€ 2.48
Number of shares issued					285,714
Par value per share | € / shares	$ 0.12		€ 2.48			€ 0.12	$ 0.12		€ 2.48	$ 2.48
Conversion of ordinary shares			608,779						608,779	608,779
Ordinary shares underlying vested						443,901			367,804		215,609
Ordinary Shares | Business Combination Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exchange ratio				2.13
Non-voting Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exchange ratio			2.13
Number of shares issued			285,714						285,714	285,714	2,785,714
Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Granted during the year	6,961,501
Weighted average remaining contractual life						10 years			10 years
Description of vesting requirements for share-based payment arrangement									Each new option granted in 2022 under the Plans has a four-year vesting period with 1/48 vesting on each one-month anniversary of the grant date.
Vesting period						4 years			4 years
Vesting after One Year
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage of share options granted		25.00%
Vesting on August 1, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage of share options granted					25.00%
Vesting in Equal Installments Over Next Following Three Years
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage of share options granted		75.00%			75.00%
Pre Series A Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Granted during the year		262,857
First Tranche Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Granted during the year		887,116
Second Tranche Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Granted during the year		814,312
Share-based Payment Arrangement, Option
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Granted during the year									4,185,360
Number of options outstanding											4,185,360
Exercise price | € / shares											€ 1.16392
Share based payment expense recognized for equity settled option | €						€ 12,100		€ 300	€ 3,922		€ 1,049	€ 0
Share based payment liabilities | €			€ 100			2,800	$ 2,800		100	$ 100	43
Expense for the employer social security contributions | €						€ 1,100		€ 0	1,612		€ 43	€ 0
Share-based Payment Arrangement, Option | Previously Reported
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share based payment liabilities | €			€ 1,655						€ 1,655	$ 1,655